Other non-current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other Non-current Assets [Line Items]
Other non-current assets	$ 1,164	$ 1,278
Rent, Trade and Other Term Deposits
Other Non-current Assets [Line Items]
Other non-current assets	1,146	1,254
Miscellaneous Other Non-Current Assets
Other Non-current Assets [Line Items]
Other non-current assets	$ 18	$ 24